Fees Summary	Sep. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 8,805.03
Total Fee Amount	8,805.03
Total Transaction Valuation	63,758,337.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A